Summary of Significant Accounting Policies - Schedule of Revenue by Nature from Continuing Operations (Details)	Jun. 30, 2025 USD ($)
Disaggregation of Revenue [Line Items]
Earn-out liability from MMB acquisition
Level 1 [Member]
Disaggregation of Revenue [Line Items]
Earn-out liability from MMB acquisition
Level 2 [Member]
Disaggregation of Revenue [Line Items]
Earn-out liability from MMB acquisition
Level 3 [Member]
Disaggregation of Revenue [Line Items]
Earn-out liability from MMB acquisition